BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

(each a “Fund” and together, the “Funds”)

Supplement dated December 26, 2017 to the

Statement of Additional Information for each Fund, dated September 28, 2017, as supplemented to date

Effective December 29, 2017, the tenth through fourteenth paragraphs in the section of the Statement of Additional Information for each Fund entitled “Management and Advisory Arrangements” are deleted in their entirety and replaced with the following:

Effective December 29, 2017, with respect to the New Jersey Fund, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.77% for Investor A Shares, 1.52% for Investor C Shares, 0.52% for Institutional Shares, 0.62% for Investor A1 Shares, 1.12% for Investor C1 Shares and 0.77% for Services Shares through September 30, 2019. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Multi-State Trust or by a vote of a majority of the outstanding voting securities of the New Jersey Fund.

From October 14, 2016 through December 28, 2017, with respect to the New Jersey Fund, the Manager had contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.80% for Investor A Shares, 1.55% for Investor C Shares, 0.55% for Institutional Shares, 0.65% for Investor A1 Shares, 1.15% for Investor C1 Shares and 0.80% for Services Shares.

Prior to October 14, 2016, with respect to the New Jersey Fund, the Manager had agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.84% for Investor A Shares, 1.61% for Investor C Shares, 0.75% for Institutional Shares, 0.72% for Investor A1 Shares, 1.23% for Investor C1 Shares and 0.84% for Services Shares.

Effective December 29, 2017, with respect to the Pennsylvania Fund, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.79% for Investor A Shares, 1.54% for Investor C Shares, 0.54% for Institutional Shares, 0.64% for Investor A1 Shares, 1.14% for Investor C1 Shares and 0.79% for Services Shares through September 30, 2019. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Multi-State Trust or by a vote of a majority of the outstanding voting securities of the Pennsylvania Fund.

From October 14, 2016 through December 28, 2017, with respect to the Pennsylvania Fund, the Manager had contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.80% for Investor A Shares, 1.55% for Investor C Shares, 0.55% for Institutional Shares, 0.65% for Investor A1 Shares, 1.15% for Investor C1 Shares and 0.80% for Services Shares.

Prior to October 14, 2016, with respect to the Pennsylvania Fund, the Manager had agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee

Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.89% for Investor A Shares, 1.68% for Investor C Shares, 0.71% for Institutional Shares, 0.73% for Investor A1 Shares, 1.26% for Investor C1 Shares and 0.89% for Services Shares.

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates. The contractual waiver is in effect through September 30, 2019 for each of the New Jersey Fund and the Pennsylvania Fund and through September 30, 2018 for the California Fund. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of such Fund.

Shareholders should retain this Supplement for future reference.

SAI-10327-1217SUP